Consolidated Statements of Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Operations
Revenue	¥ 6,279,615	¥ 4,173,694	¥ 4,699,693
Operating revenue from reimbursed direct costs	25,311	18,874	12,407
Total revenue	6,304,926	4,192,568	4,712,100
Cost of revenue	3,140,080	2,314,348	1,845,236
Reimbursed direct costs	25,311	18,874	12,407
Selling, general and administrative expenses	2,864,113	2,497,339	1,949,023
Total operating expense	6,029,504	4,830,561	3,806,666
Operating income (loss)	275,422	(637,993)	905,434
Interest income	1,699	691	1,326
Interest expense	(28,177)	(30,867)	(23,474)
Foreign currency exchange gains	200,438	120,246	165,664
Dividend income	9,000	6,750	4,500
Other-net	(85)	(8,030)	(3,055)
Income (loss) before income taxes	458,297	(549,203)	1,050,395
Income taxes (benefit)	238,094	(105,651)	449,884
Net income (loss)	220,203	(443,552)	600,511
Less: Net income attributable to noncontrolling interests	1,750	4,798	4,490
Net income (loss) attributable to UBIC, Inc. shareholders	¥ 218,453	¥ (448,350)	¥ 596,021
Net income (loss) attributable to UBIC, Inc. shareholders per share:
Basic (in dollars per share)	¥ 6.3	¥ (13.2)	¥ 18.9
Diluted (in dollars per share)	¥ 6.1	¥ (13.2)	¥ 18.3